UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Christopher T. Kenney American Fidelity Assurance Company 2000 N. Classen Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2014

Item 1.  Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
March 31, 2014

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Amusement and Recreation Services:
The Walt Disney Company	20,054	$1,605,724	0.75%
		1,605,724	0.75%
Apparel and Accessory Stores:
Foot Locker, Inc.	11,500	540,270	0.26%
Michael Kors Holdings Limited * **	7,100	662,217	0.31%
The Gap, Inc.	19,832	794,470	0.37%
		1,996,957	0.94%
Apparel and Other Finished Products:
Hanesbrands Inc.	19,242	1,471,628	0.69%
		1,471,628	0.69%
Auto Dealers, Gas Stations:
Advance Auto Parts, Inc.	4,300	543,950	0.25%
Autozone, Inc. *	1,821	978,059	0.46%
O'Reilly Automotive, Inc. *	10,798	1,602,315	0.75%
		3,124,324	1.46%
Building Construction-General Contractors:
PulteGroup, Inc.	47,811	917,493	0.43%
Taylor Morrison Home Corporation *	7,800	183,300	0.09%
		1,100,793	0.52%
Building Materials and Garden Supplies:
Lowe's Companies, Inc.	35,043	1,713,603	0.81%
The Home Depot, Inc.	18,688	1,478,781	0.69%
		3,192,384	1.50%
Business Services:
Alliance Data Systems Corporation *	5,075	1,382,684	0.65%
CA, Inc.	23,800	737,086	0.35%
Electronic Arts Inc. *	33,200	963,132	0.45%
Fidelity National Information Services, Inc.	18,888	1,009,564	0.47%
FleetCor Technologies, Inc. *	6,600	759,660	0.36%
Google Inc. *	2,691	2,999,146	1.41%
International Business Machines Corporation	21,911	4,217,648	1.98%
Juniper Networks, Inc. *	15,950	410,872	0.19%
MasterCard Incorporated.	24,450	1,826,415	0.86%
MedAssets, Inc. *	16,800	415,128	0.19%
Microsoft Corporation	106,394	4,361,090	2.04%
Nielsen Holdings N.V. **	13,000	580,190	0.27%
Oracle Corporation	54,331	2,222,681	1.04%
Sapient Corporation *	23,300	397,498	0.19%
Synopsys, Inc. *	25,297	971,658	0.45%
Vantiv, Inc. *	16,600	501,652	0.23%
Visa Inc.	4,163	898,625	0.42%
Yandex N.V. * **	10,500	316,995	0.15%
		24,971,724	11.70%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
March 31, 2014

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Chemicals and Allied Products:
Abbott Laboratories	63,350	$2,439,609	1.14%
AbbVie Inc.	13,500	693,900	0.32%
Agrium Inc. **	1,200	117,024	0.05%
Air Products & Chemicals, Inc.	900	107,136	0.05%
Albemarle Corporation	1,700	112,914	0.05%
Allergan, Inc.	7,526	933,977	0.44%
Amgen Inc.	8,700	1,073,058	0.50%
Biogen Idec Inc. *	2,797	855,518	0.40%
Celanese Corporation	2,185	121,289	0.06%
Celgene Corporation *	4,900	684,040	0.32%
CF Industries Holdings, Inc.	500	130,320	0.06%
Colgate-Palmolive Company	10,500	681,135	0.32%
E.I. du Pont de Nemours and Company	1,800	120,780	0.06%
Eastman Chemical Company	1,300	112,073	0.05%
Eli Lilly and Company	11,800	694,548	0.33%
Gilead Sciences, Inc. *	26,538	1,880,483	0.88%
ICON plc * **	8,750	416,063	0.19%
Johnson & Johnson	32,100	3,153,183	1.48%
Lyondellbasell Industries N.V. **	6,400	569,216	0.27%
Medivation, Inc. *	5,650	363,690	0.17%
Merck & Co., Inc.	45,000	2,554,650	1.20%
Novartis AG **	8,700	739,674	0.35%
Pfizer Inc.	22,900	735,548	0.34%
PPG Industries, Inc.	5,909	1,143,155	0.54%
Salix Pharmaceuticals, Ltd.*	3,050	316,011	0.15%
The Dow Chemical Company	11,300	549,067	0.26%
Westlake Chemical Corporation	6,700	443,406	0.21%
		21,741,467	10.19%
Communications:
CBS Corporation	10,600	655,080	0.31%
Comcast Corporation	11,000	550,220	0.26%
Dish Network Corporation *	9,750	606,547	0.28%
Liberty Interactive Corporation *	14,800	427,276	0.20%
SBA Communications Corporation *	5,675	516,198	0.24%
Verizon Communications Inc.	28,550	1,358,124	0.64%
		4,113,445	1.93%
Construction-Special Trade:
Chicago Bridge & Iron Company N.V. **	6,250	544,688	0.26%
		544,688	0.26%
Depository Institutions:
Capital One Financial Corporation	5,800	447,528	0.21%
JPMorgan Chase & Co.	7,500	455,325	0.21%
KeyCorp	30,600	435,744	0.21%
Regions Financial Corporation	42,000	466,620	0.22%
SunTrust Banks, Inc.	11,800	469,522	0.22%
U.S. Bancorp	43,500	1,864,410	0.87%
		4,139,149	1.94%
Durable Goods, Wholesale:
Henry Schein, Inc.*	3,600	429,732	0.20%
Reliance Steel & Alumnium Co.	1,600	113,056	0.05%
		542,788	0.25%
Eating and Drinking Places:
Bloomin' Brands, Inc. *	16,325	393,432	0.18%
Brinker International, Inc.	8,150	427,468	0.20%
		820,900	0.38%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
March 31, 2014

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Electric, Gas, and Sanitary Services:
Ameren Corporation	7,700	$317,240	0.15%
American Electric Power Company, Inc.	5,900	298,894	0.14%
Centerpoint Energy, Inc.	12,800	303,232	0.14%
Edison International	5,900	333,999	0.16%
Entergy Corporation	4,500	300,825	0.14%
Exelon Corporation	9,800	328,888	0.16%
FirstEnergy Corp.	9,600	326,688	0.15%
Pinnacle West Capital Corporation	5,400	295,164	0.14%
Public Service Enterprise Group Incorporated	8,000	305,120	0.14%
		2,810,050	1.32%
Electronic and Other Electric Equipment:
Amphenol Corporation	8,800	806,520	0.38%
Applied Materials, Inc.	25,850	527,857	0.25%
Harman International Industries, Incorporated	7,850	835,240	0.39%
Knowles Corporation *	7,900	249,403	0.12%
NXP Semiconductors N.V. * **	9,400	552,814	0.26%
Qualcomm Incorporated	53,326	4,205,288	1.97%
Skyworks Solutions, Inc. *	26,704	1,001,934	0.47%
Spectrum Brands Holdings, Inc.	7,500	597,750	0.28%
Texas Instruments Incorporated	18,300	862,845	0.40%
Whirlpool Corporation	6,790	1,014,833	0.47%
Xilinx, Inc.	15,200	824,904	0.39%
		11,479,388	5.38%
Engineering, Accounting, Research, Mgmt and Relation Services:
Covance Inc. *	4,400	457,160	0.21%
		457,160	0.21%
Fabricated Metal Products:
Ball Corporation	2,000	109,620	0.05%
Crown Holdings, Inc. *	2,600	116,324	0.06%
Harsco Corporation	13,625	319,234	0.15%
Parker-Hannifin Corporation	8,350	999,579	0.47%
Visteon Corporation *	3,700	327,228	0.15%
		1,871,985	0.88%
Food and Kindred Products:
Anheuser-Busch InBev SA/NV **	8,000	842,400	0.39%
Archer-Daniels-Midland Company	26,225	1,137,903	0.53%
Bunge Limited **	1,400	111,314	0.05%
Dr Pepper Snapple Group, Inc.	13,300	724,318	0.34%
Ingredion Incorporated	1,800	122,544	0.06%
Kraft Foods Group, Inc.	12,050	676,005	0.32%
Mead Johnson Nutrition Company	6,050	502,997	0.24%
The Hershey Company	5,200	542,880	0.25%
		4,660,361	2.18%
Food Stores:
GNC Holdings, Inc.	7,150	314,743	0.15%
		314,743	0.15%
General Merchandise:
Macy's, Inc.	35,049	2,078,055	0.97%
		2,078,055	0.97%
Health Services:
Laboratory Corporation of America Holdings *	7,000	687,470	0.32%
		687,470	0.32%
Heavy Construction Non-Building:
Fluor Corporation	40,550	3,151,951	1.48%
KBR, Inc.	17,900	477,572	0.22%
		3,629,523	1.70%
Holding and Other Investment Offices:
Brookfield Asset Management Inc. **	62,300	2,544,955	1.19%
		2,544,955	1.19%
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	31,700	2,180,960	1.02%
Williams-Sonoma, Inc.	3,250	216,580	0.10%
		2,397,540	1.12%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
March 31, 2014

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Hotels, Other Lodging Places:
Las Vegas Sands Corp.	6,600	$533,148	0.25%
Wyndham Worldwide Corporation	9,650	706,670	0.33%
Wynn Resorts, Limited	2,500	555,375	0.26%
		1,795,193	0.84%
Industrial Machinery and Equipment:
AGCO Corporation	9,500	524,020	0.25%
Apple Computer, Inc.	5,055	2,713,221	1.27%
Baker Hughes Incorporated	6,600	429,132	0.20%
Caterpillar Inc.	7,300	725,401	0.34%
Cummins Engine, Inc.	10,811	1,610,731	0.75%
Dover Corporation	29,200	2,387,100	1.12%
EMC Corporation	33,179	909,436	0.43%
F5 Networks, Inc. *	8,532	909,767	0.43%
Joy Global Inc.	5,950	345,100	0.16%
Lam Research Corporation *	18,264	1,004,520	0.47%
National Oilwell Varco, Inc.	35,289	2,747,954	1.29%
NetApp, Inc.	20,663	762,465	0.36%
Oil States International, Inc. *	2,900	285,940	0.13%
Pitney Bowes, Inc.	19,100	496,409	0.23%
SanDisk Corporation	13,522	1,097,851	0.51%
The Timken Company	8,600	505,508	0.24%
Western Digital Corporation	20,169	1,851,918	0.87%
		19,306,473	9.05%
Instruments and Related Products:
3M Company	3,700	501,942	0.24%
Baxter International Inc.	35,050	2,578,979	1.21%
Becton, Dickinson and Company	9,135	1,069,526	0.50%
Danaher Corporation	12,737	955,275	0.45%
Fossil Group, Inc.*	8,400	979,524	0.46%
KLA-Tencor Corporation	13,718	948,463	0.44%
Medtronic, Inc.	16,225	998,486	0.47%
Northrop Grumman Corporation	11,000	1,357,180	0.64%
Raytheon Company	8,100	800,199	0.37%
Rockwell Automation , Inc.	8,725	1,086,699	0.51%
Roper Industries, Inc.	4,500	600,795	0.28%
St. Jude Medical, Inc.	10,300	673,517	0.32%
Stryker Corporation	8,500	692,495	0.32%
Waters Corporation *	4,200	455,322	0.21%
Zimmer Holdings, Inc.	7,600	718,808	0.34%
		14,417,210	6.76%
Insurance Carriers:
Aetna Inc.	9,800	734,706	0.34%
Assurant, Inc.	6,400	415,744	0.19%
Axis Capital Holdings Limited **	15,100	692,335	0.32%
Berkshire Hathaway Inc. *	18,000	2,249,460	1.05%
Cigna Corporation	8,400	703,332	0.33%
CNO Financial Group, Inc.	30,400	550,240	0.26%
Genworth Financial, Inc. *	29,950	531,013	0.25%
Lincoln National Corporation	8,600	435,762	0.20%
Markel Corporation *	459	273,610	0.13%
Metlife Capital Trust, Inc.	8,800	464,640	0.22%
Principal Financial Group, Inc.	9,900	455,301	0.21%
Prudential Financial, Inc.	5,200	440,180	0.21%
RenaissanceRe Holdings Ltd. **	23,800	2,322,880	1.09%
The Allstate Corporation	7,900	446,982	0.21%
The Chubb Corporation	5,100	455,430	0.21%
The Hartford Financial Services Group, Inc.	12,400	437,348	0.21%
The Travelers Companies, Inc.	5,300	451,030	0.21%
UnitedHealth Group Incorporated	9,100	746,109	0.35%
Unum Group	13,200	466,092	0.22%
Wellcare Health Plans, Inc. *	5,250	333,480	0.16%
Wellpoint, Inc.	7,000	696,850	0.33%
		14,302,524	6.70%
Lumber and Wood Products:
Leucadia National Corporation	86,000	2,408,000	1.13%
		2,408,000	1.13%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
March 31, 2014

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Metal Mining:
Cliffs Natural Resources Inc.	5,700	$116,622	0.06%
Freeport-McMoRan Copper & Gold Inc.	3,400	112,438	0.05%
		229,060	0.11%
Mining, Quarry Nonmetal Minerals:
Teck Resources Limited **	5,800	125,744	0.06%
		125,744	0.06%
Miscellaneous Retail:
CVS Caremark Corp	23,368	1,749,328	0.82%
Express Scripts Holding Company *	33,565	2,520,396	1.18%
Omnicare, Inc.	7,600	453,492	0.21%
PetSmart, Inc.	11,612	799,951	0.38%
Walgreen Co.	9,050	597,572	0.28%
		6,120,739	2.87%
Motion Pictures:
Netflix, Inc. *	1,150	404,835	0.19%
		404,835	0.19%
Motor Freight Transportation, Warehouse:
United Parcel Service, Inc.	9,871	961,238	0.45%
		961,238	0.45%
Nondepository Institutions:
American Express Company	10,401	936,402	0.44%
CIT Group Inc.	7,475	366,424	0.17%
Discover Financial Services	7,600	442,244	0.21%
SLM Corporation	17,300	423,504	0.20%
		2,168,574	1.02%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	17,500	1,147,825	0.54%
Cardinal Health, Inc.	5,000	349,900	0.16%
McKesson Corporation	9,062	1,600,077	0.75%
		3,097,802	1.45%
Oil and Gas Extraction:
Apache Corporation	3,300	273,735	0.13%
Devon Energy Corporation	8,000	535,440	0.25%
Diamond Offshore Drilling, Inc.	6,000	292,560	0.14%
Encana Corporation **	124,500	2,661,810	1.25%
Eni S.p.A **	5,900	296,003	0.14%
EOG Resources, Inc.	3,300	647,361	0.30%
Helmerich & Payne, Inc.	2,800	301,168	0.14%
Nabors Industries Ltd. **	11,800	290,870	0.14%
Noble Corporation **	72,550	2,375,287	1.11%
Occidental Petroleum Corporation	2,800	266,812	0.13%
Patterson-UTI Energy, Inc.	8,800	278,784	0.13%
Royal Dutch Shell PLC **	3,800	277,628	0.13%
Schlumberger N.V. (Schlumberger Limited) **	26,150	2,549,625	1.19%
SM Energy Company	5,550	395,660	0.19%
Southwestern Energy Company *	11,600	533,716	0.25%
Superior Energy Services, Inc.	9,200	282,992	0.13%
Talisman Energy Inc. **	26,000	259,480	0.12%
Transocean LTD. **	6,700	276,978	0.13%
Ultra Petroleum Corp. * **	16,800	451,752	0.21%
Weatherford International Ltd. * **	15,700	272,552	0.13%
		13,520,213	6.34%
Paper and Allied Products:
International Paper Company	2,600	119,288	0.05%
Kimberly-Clark Corporation	6,700	738,675	0.35%
Packaging Corporation of America	21,774	1,532,236	0.72%
		2,390,199	1.12%
Petroleum Refining and Related Industries:
BP PLC-Spons ADR **	5,700	274,170	0.13%
Chevron Corporation	2,292	272,542	0.13%
ConocoPhillips	4,100	288,435	0.13%
Exxon Mobil Corporation	2,900	283,272	0.13%
Hess Corporation	3,300	273,504	0.13%
Total SA **	4,200	275,520	0.13%
		1,667,443	0.78%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
March 31, 2014

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Railroad Transportation:
Union Pacific Corporation	10,223	$1,918,448	0.90%
		1,918,448	0.90%
Real Estate:
CBRE Group, Inc. *	18,300	501,969	0.23%
PICO Holdings, Inc. *	96,500	2,508,035	1.18%
		3,010,004	1.41%
Rubber & Miscellaneous Plastic Products:
The Goodyear Tire & Rubber Company	20,800	543,504	0.25%
		543,504	0.25%
Security and Commodity Brokers:
Ameriprise Financial, Inc.	7,775	855,794	0.40%
Blackrock, Inc.	3,198	1,005,707	0.47%
Franklin Resources, Inc.	26,557	1,438,858	0.68%
IntercontinentalExchange Group, Inc.	4,234	837,612	0.39%
LPL Financial Holdings Inc.	9,500	499,130	0.23%
The Goldman Sachs Group, Inc.	2,700	442,395	0.21%
		5,079,496	2.38%
Service Necessity:
Subsea 7 S.A. **	78,250	1,448,408	0.68%
		1,448,408	0.68%
Textile Mill Products:
Mohawk Industries, Inc. *	4,000	543,920	0.26%
		543,920	0.26%
Transportation By Air:
Alaska Air Group, Inc.	10,862	1,013,533	0.48%
Bristow Group Inc.	18,200	1,374,464	0.64%
Copa Holdings, S.A. **	2,875	417,421	0.20%
		2,805,418	1.32%
Transportation Equipment:
Autoliv, Inc.	5,200	521,820	0.24%
BorgWarner Inc.	15,813	972,025	0.46%
Ford Motor Company	34,100	531,960	0.25%
General Dynamics Corporation	11,550	1,258,026	0.59%
Lockheed Martin Corporation	4,900	799,876	0.37%
Polaris Industries Inc.	2,500	349,275	0.16%
The Boeing Company	12,725	1,596,860	0.75%
TRW Automotive Holdings Corp *	6,200	506,044	0.24%
		6,535,886	3.06%
Transportation Services:
priceline.com Incorporated *	1,845	2,199,037	1.03%
		2,199,037	1.03%
Water Transportation:
Kirby Corporation *	4,000	405,000	0.19%
Royal Caribbean Cruises Ltd **	9,800	534,688	0.25%
		939,688	0.44%
Total common stocks (cost $162,542,885)		210,236,257	98.53%
Short-Term Investments:
AIM Money market funds (0.009855% at March 31, 2014)	3,005,711	3,005,711	1.41%
Total short-term investments (cost $3,005,711)		3,005,711	1.41%
Total investments (cost $165,548,596)		213,241,968	99.94%
Other assets and liabilities, net		135,963	0.06%
Total net assets		$213,377,931	100.00%

* Presently not producing dividend income
** Foreign Investments (10.94% of net assets)

Fair Value Measurements

In accordance with guidance on fair value measurements and disclosures, the Fund groups its financial assets at fair value in three levels, based on inputs and assumptions used to determine the fair value.  The levels are as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of March 31, 2014.

Level 1 -	Quoted Prices	$213,241,968
Level 2 -	Other Significant Observable Inputs	-
Level 3 -	Significant Unobservable Inputs	-
	Total	$213,241,968

Item 2.  Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits

Exhibit No.	Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
By: /S/ David R. Carpenter_____
David R. Carpenter Principal Executive Officer

Date: May 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/S/ David R. Carpenter_____ David R. Carpenter Principal Executive Officer

Date: May 9, 2014

/S/ Robert D. Brearton_______ Robert D. Brearton Principal Financial Officer

Date: May 9, 2014

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically